Goodwill and intangible assets - Schedule of changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of period	$ 538,825	$ 69,326
Purchase price adjustments (Note 4)	(37,922)	76
Change in assets held for sale (Note 7)	(2,230)	(12,938)
Loss on Impairment	(3,181)
Acquisitions (Note 4)	111,451	482,361
Foreign exchange movements	(1,447)
Balance at end of period	$ 605,496	$ 538,825